Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 338	$ 165
Financial liabilities	(2,466)	(2,450)
Total financial instruments, net	(2,128)	(2,285)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	36	223
Financial liabilities	(562)	(296)
Total financial instruments, net	$ (526)	$ (73)